SHARE BASED COMPENSATION - Additional Information (Details) - 2018 Share Incentive Plan	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2023 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum life of option	6 years
Number of stock options granted				10,000
Cash used to settle related share-based compensation | ¥		¥ 0		¥ 0		¥ 0
Weighted-average grant date fair value | $ / shares					$ 1.34		$ 2.42
Aggregate grant date fair value of the outstanding options		36,103,497		35,706,209	$ 35,706,209	34,994,421	$ 34,994,421	$ 5,085,071
Fair value of share options vested		9,145,095	$ 1,288,060	8,998,734		8,319,569
Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants	9,000,000
General And Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 62,650	$ 8,824			¥ 2,464,763
Share-based compensation expense reversed | ¥				¥ 62,356
Number of stock options granted		0	0